Dividends - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Current dividend payables	$ 134	$ 106
Ordinary Shares
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (in USD per share)	$ 0.08320
American Depositary Share
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (in USD per share)	$ 0.4992